Unaudited Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - 10Q - USD ($) $ in Thousands	Total	Series 1 Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Common	Additional Paid-In Capital	Accumulated Deficit
Beginning balance at Apr. 26, 2020	$ 42,018
Beginning balance (in shares) at Apr. 26, 2020	9,310,612
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)			250,000
Issuance of shares			$ 2,500
Ending balance (in shares) at Apr. 25, 2021	9,585,612
Ending balance at Apr. 25, 2021	$ 44,718
Shares, beginning balance (in shares) at Apr. 26, 2020					6,055,400
Beginning balance at Apr. 26, 2020	(70,422)				$ 61	$ 870	$ (71,353)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	$ (29,998)						(29,998)
Exercised (in shares)	77,000,000				49,063
Exercise of stock options	$ 80					80
Stock based compensation	365					365
Shares, ending balance (in shares) at Apr. 25, 2021					6,104,463
Ending balance at Apr. 25, 2021	$ (99,975)				$ 61	1,315	(101,351)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)				500,000
Issuance of shares				$ 7,500
Ending balance (in shares) at Apr. 24, 2022	10,085,612
Ending balance at Apr. 24, 2022	$ 52,218
Increase (Decrease) in Stockholders' Equity
Net (loss) income	$ (9,917)						(9,917)
Exercised (in shares)	10,000,000				7,000
Exercise of stock options	$ 0					0
Stock based compensation	$ 280					280
Shares, ending balance (in shares) at Apr. 24, 2022	6,167,254				6,167,254
Ending balance at Apr. 24, 2022	$ (109,556)				$ 62	1,650	(111,268)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)			105,000	13,333
Issuance of shares			$ 1,050	$ 200
Ending balance (in shares) at Jul. 17, 2022	10,203,945
Ending balance at Jul. 17, 2022	$ 53,468
Increase (Decrease) in Stockholders' Equity
Net (loss) income	5,035						5,035
Exercised (in shares)					1,000
Exercise of stock options	6					6
Stock based compensation	52					52
Shares, ending balance (in shares) at Jul. 17, 2022					6,168,254
Ending balance at Jul. 17, 2022	(104,463)				$ 62	1,708	(106,233)
Beginning balance at Apr. 24, 2022	$ 52,218
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Ending balance (in shares) at Oct. 09, 2022	10,203,945
Ending balance at Oct. 09, 2022	$ 53,468
Shares, beginning balance (in shares) at Apr. 24, 2022	6,167,254				6,167,254
Beginning balance at Apr. 24, 2022	$ (109,556)				$ 62	1,650	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	1,645
Cumulative unpaid dividends on preferred stock	0
Change in redemption amount of preferred stock	0
Shares, ending balance (in shares) at Oct. 09, 2022					6,168,254
Ending balance at Oct. 09, 2022	(107,785)				$ 62	1,777	(109,623)
Beginning balance at Apr. 24, 2022	$ 52,218
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)			105,000	13,333
Issuance of shares			$ 1,050	$ 200
Ending balance (in shares) at Apr. 30, 2023	10,203,945		355,000	513,333
Ending balance at Apr. 30, 2023	$ 53,468		$ 3,550	$ 7,700
Shares, beginning balance (in shares) at Apr. 24, 2022	6,167,254				6,167,254
Beginning balance at Apr. 24, 2022	$ (109,556)				$ 62	1,650	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	$ (7,525)						(7,525)
Exercised (in shares)	11,708,000				11,708
Exercise of stock options	$ 66					66
Issuance of warrants	1,722					1,722
Stock based compensation	$ 295					295
Shares, ending balance (in shares) at Apr. 30, 2023	6,178,962				6,178,962
Ending balance at Apr. 30, 2023	$ (114,998)				$ 62	3,733	(118,793)
Beginning balance at Jul. 17, 2022	$ 53,468
Beginning balance (in shares) at Jul. 17, 2022	10,203,945
Ending balance (in shares) at Oct. 09, 2022	10,203,945
Ending balance at Oct. 09, 2022	$ 53,468
Shares, beginning balance (in shares) at Jul. 17, 2022					6,168,254
Beginning balance at Jul. 17, 2022	(104,463)				$ 62	1,708	(106,233)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(3,390)						(3,390)
Issuance of warrants	10					10
Stock based compensation	59					59
Shares, ending balance (in shares) at Oct. 09, 2022					6,168,254
Ending balance at Oct. 09, 2022	(107,785)				$ 62	1,777	(109,623)
Beginning balance at Apr. 30, 2023	$ 53,468		$ 3,550	$ 7,700
Beginning balance (in shares) at Apr. 30, 2023	10,203,945		355,000	513,333
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)		795,448
Issuance of shares		$ 18,463
Cumulative unpaid dividends on preferred stock	$ 134
Change in redemption amount of preferred stock	$ 1,423
Ending balance (in shares) at Jul. 23, 2023	10,999,393
Ending balance at Jul. 23, 2023	$ 73,488
Shares, beginning balance (in shares) at Apr. 30, 2023	6,178,962				6,178,962
Beginning balance at Apr. 30, 2023	$ (114,998)				$ 62	3,733	(118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(3,046)						(3,046)
Cumulative unpaid dividends on preferred stock	(134)					(134)
Change in redemption amount of preferred stock	(1,423)					(1,423)
Stock based compensation	141					141
Shares, ending balance (in shares) at Jul. 23, 2023					6,178,962
Ending balance at Jul. 23, 2023	(119,460)				$ 62	2,317	(121,839)
Beginning balance at Apr. 30, 2023	$ 53,468		$ 3,550	$ 7,700
Beginning balance (in shares) at Apr. 30, 2023	10,203,945		355,000	513,333
Ending balance (in shares) at Oct. 15, 2023	11,054,593		355,000	513,333
Ending balance at Oct. 15, 2023	$ 75,262		$ 3,550	$ 7,700
Shares, beginning balance (in shares) at Apr. 30, 2023	6,178,962				6,178,962
Beginning balance at Apr. 30, 2023	$ (114,998)				$ 62	3,733	(118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	$ (10,329)
Exercised (in shares)	0
Cumulative unpaid dividends on preferred stock	$ (528)
Change in redemption amount of preferred stock	$ (1,423)
Shares, ending balance (in shares) at Oct. 15, 2023	6,178,962				6,178,962
Ending balance at Oct. 15, 2023	$ (128,578)				$ 62	482	(129,122)
Beginning balance at Jul. 23, 2023	$ 73,488
Beginning balance (in shares) at Jul. 23, 2023	10,999,393
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)		55,200
Issuance of shares		$ 1,380
Cumulative unpaid dividends on preferred stock	$ 394
Ending balance (in shares) at Oct. 15, 2023	11,054,593		355,000	513,333
Ending balance at Oct. 15, 2023	$ 75,262		$ 3,550	$ 7,700
Shares, beginning balance (in shares) at Jul. 23, 2023					6,178,962
Beginning balance at Jul. 23, 2023	(119,460)				$ 62	2,317	(121,839)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(7,283)						(7,283)
Issuance of warrants	173					173
Reclassification of liability-classified warrants	(1,834)					(1,834)
Cumulative unpaid dividends on preferred stock	(394)					(394)
Stock based compensation	$ 220					220
Shares, ending balance (in shares) at Oct. 15, 2023	6,178,962				6,178,962
Ending balance at Oct. 15, 2023	$ (128,578)				$ 62	$ 482	$ (129,122)